Congress Small Cap Growth Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Aerospace & Defense - 5.8%
AeroVironment, Inc. (a)	210,000	$37,493,400
Moog, Inc. - Class A	160,000	31,376,000
		68,869,400
Banks - 2.5%
Ameris Bancorp	480,000	29,227,200
Beverages - 2.0%
MGP Ingredients, Inc.	290,000	23,649,500
Biotechnology - 2.3%
Vericel Corp. (a)	540,000	27,280,800
Broadline Retail - 2.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	290,000	28,315,600
Building Products - 3.1%
CSW Industrials, Inc.	115,000	37,308,300
Capital Markets - 2.7%
Cohen & Steers, Inc.	200,000	17,164,000
PJT Partners, Inc. - Class A	115,000	15,288,100
		32,452,100
Chemicals - 2.5%
Balchem Corp.	165,000	29,280,900
Communications Equipment - 2.3%
Calix, Inc. (a)	655,000	26,940,150
Construction & Engineering - 5.8%
Comfort Systems USA, Inc.	100,000	33,242,000
Sterling Infrastructure, Inc. (a)	310,000	36,071,600
		69,313,600
Construction Materials - 2.5%
Knife River Corp. (a)	380,000	30,217,600
Consumer Staples Distribution & Retail - 3.8%
Sprouts Farmers Market, Inc. (a)	450,000	44,950,500
Electronic Equipment, Instruments & Components - 4.9%
Badger Meter, Inc.	160,000	32,985,600
Crane NXT Co.	410,000	25,780,800
		58,766,400
Energy Equipment & Services - 2.3%
Core Laboratories, Inc.	1,115,000	27,306,350
Health Care Equipment & Supplies - 10.9%
Integer Holdings Corp. (a)	270,000	32,065,200
LeMaitre Vascular, Inc.	400,000	34,756,000
Merit Medical Systems, Inc. (a)	350,000	29,851,500
UFP Technologies, Inc. (a)	105,000	33,766,950
		130,439,650
Health Care Providers & Services - 1.5%
Progyny, Inc. (a)	635,000	17,907,000
Hotels, Restaurants & Leisure - 2.0%
Chuy's Holdings, Inc. (a)	650,000	24,108,500
Household Durables - 2.2%
Skyline Champion Corp. (a)	325,000	26,490,750
Leisure Products - 2.2%
YETI Holdings, Inc. (a)	625,000	25,843,750
Machinery - 2.4%
Enpro, Inc.	170,000	29,059,800
Media - 2.4%
Criteo SA - ADR (a)	650,000	28,951,000
Oil, Gas & Consumable Fuels - 2.4%
SM Energy Co.	615,000	28,413,000
Personal Care Products - 2.5%
e.l.f Beauty, Inc. (a)	170,000	29,338,600
Pharmaceuticals - 5.4%
Ligand Pharmaceuticals, Inc. (a)	350,000	38,146,500
Prestige Consumer Healthcare, Inc. (a)	375,000	26,553,750
		64,700,250
Professional Services - 4.6%
FTI Consulting, Inc. (a)	115,000	25,066,550
ICF International, Inc.	200,000	29,420,000
		54,486,550
Semiconductors & Semiconductor Equipment - 4.4%
Nova Ltd. (a)	135,000	27,873,450
Power Integrations, Inc.	335,000	24,468,400
		52,341,850
Software - 5.3%
CommVault Systems, Inc. (a)	235,000	35,919,750
Qualys, Inc. (a)	185,000	27,590,900
		63,510,650
Specialty Retail - 5.5%
Boot Barn Holdings, Inc. (a)	275,000	36,707,000
Valvoline, Inc. (a)	620,000	28,830,000
		65,537,000
TOTAL COMMON STOCKS (Cost $872,506,058)		1,175,006,750

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%	Shares
First American Treasury Obligations Fund - Class X, 5.20% (b)	16,974,987	16,974,987
TOTAL SHORT-TERM INVESTMENTS (Cost $16,974,987)		16,974,987
TOTAL INVESTMENTS - 100.0% (Cost $889,481,045)	1,191,981,737
Other Assets in Excess of Liabilities - 0.0% (c)	538,992
TOTAL NET ASSETS - 100.0%	$1,192,520,729

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Congress Small Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,175,006,750	$–	$–	$1,175,006,750
Money Market Funds	16,974,987	–	–	16,974,987
Total Investments	$1,191,981,737	$–	$–	$1,191,981,737

Refer to the Schedule of Investments for further disaggregation of investment categories.